Assets and liabilities from subsidiaries held for sale and discontinued operations (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Assets and liabilities from subsidiaries held for sale and discontinued operations
Net revenue from sales and services		R$ 109,732,842		R$ 74,058,056	[1]	R$ 83,004,729	[1]
Cost of products and services sold		(104,827,966)		(70,056,447)		(78,208,786)
Gross profit		4,904,876		4,001,609		4,795,943
Operating income (expenses)
Selling marketing and administrative		(1,934,789)		(1,595,871)		(1,631,760)
Other operating income, net		96,166		64,034		140,029
Operating income (loss) before finance income (expenses) and share of profit (loss) of joint ventures and associates		1,787,014		1,545,960		2,051,237
Share of profit of associates		434		1,781		1,754
Operating income before finance income (expenses) and income and social contribution taxes		1,769,380		1,501,929		2,038,528
Financial result, net		(762,732)		(550,348)	[2]	(673,351)	[2]
Profit (loss) before income and social contribution taxes		1,006,648		951,581		1,365,177
Profit (loss) for the year		65,264		280,633		(492,257)
Depreciation and amortization for the year		1,196,355		1,127,637	[3]	1,123,627
Net cash provided by (used in) operating activities		982,519		874,106		552,468
Net cash used in investing activities		(158,733)		(487,390)		(995,923)
Net cash provided by (used in) financing activities		(552,967)		(919,684)		(241,907)
Effect of exchange rate changes on cash and cash equivalents in foreign currency		56,553		114,822		30,871
Extrafarma [member]
Operating income (expenses)
Impairment		(427,529)
Eliminations
Assets and liabilities from subsidiaries held for sale and discontinued operations
Net revenue from sales and services		(214,715)		(193,046)		(127,397)
Cost of products and services sold		194,118		133,384		119,405
Gross profit		(20,597)		(59,662)		(7,992)
Operating income (expenses)
Selling marketing and administrative
Other operating income, net
Operating income (loss) before finance income (expenses) and share of profit (loss) of joint ventures and associates
Operating income before finance income (expenses) and income and social contribution taxes
Depreciation and amortization for the year
Total Discontinued operations
Assets and liabilities from subsidiaries held for sale and discontinued operations
Net revenue from sales and services		9,065,795		7,183,046		(6,293,246)
Cost of products and services sold		(6,901,181)		(5,571,767)		(4,978,323)
Gross profit		2,164,614		1,611,279		1,314,923
Operating income (expenses)
Selling marketing and administrative		(1,664,015)
Impairment		(427,529)
Other operating income, net		25,815
Operating income (loss) before finance income (expenses) and share of profit (loss) of joint ventures and associates		98,885		266,095		(750,685)
Share of profit of associates		48
Operating income before finance income (expenses) and income and social contribution taxes		98,933		266,509		(750,121)
Financial result, net		(146,970)		280,974		166,497
Profit (loss) before income and social contribution taxes		(48,037)		547,483		(583,624)
Income and social contribution taxes		113,301
Profit (loss) for the year		65,264		280,633		492,257
Depreciation and amortization for the year		463,414	[4]	428,962	[3]	376,328
Net cash provided by (used in) operating activities		982,519
Net cash used in investing activities		(158,733)
Net cash provided by (used in) financing activities		(552,967)
Effect of exchange rate changes on cash and cash equivalents in foreign currency		56,553
(Decrease) increase in cash and cash equivalents		327,372
Total Discontinued operations | Oxiteno S. A. Industria e Comercio [member]
Assets and liabilities from subsidiaries held for sale and discontinued operations
Net revenue from sales and services		7,102,771		5,210,704		4,254,237
Cost of products and services sold		(5,540,773)		(4,188,711)		(3,537,570)
Gross profit		1,561,998		1,021,993		716,667
Operating income (expenses)
Selling marketing and administrative		(978,221)
Impairment		0
Other operating income, net		26,924
Operating income (loss) before finance income (expenses) and share of profit (loss) of joint ventures and associates		610,701		344,394		(26,287)
Share of profit of associates		48
Operating income before finance income (expenses) and income and social contribution taxes		610,749		344,808		(25,759)
Financial result, net		(431,441)		1,482		14,464
Profit (loss) before income and social contribution taxes		179,308		346,290		(11,295)
Income and social contribution taxes		69,995
Profit (loss) for the year		249,303		0		(23,896)
Depreciation and amortization for the year		308,564	[4]	275,063	[3]	(222,004)
Net cash provided by (used in) operating activities		1,016,580
Net cash used in investing activities		(122,363)
Net cash provided by (used in) financing activities		(1,054,930)
Effect of exchange rate changes on cash and cash equivalents in foreign currency		56,553
(Decrease) increase in cash and cash equivalents		(104,160)
Total Discontinued operations | Extrafarma [member]
Assets and liabilities from subsidiaries held for sale and discontinued operations
Net revenue from sales and services		1,986,932		1,988,411		2,060,569
Cost of products and services sold		(1,384,316)		(1,399,125)		(1,462,313)
Gross profit		602,616		589,286		598,256
Operating income (expenses)
Selling marketing and administrative		(685,794)
Impairment		(427,529)
Other operating income, net		(1,109)
Operating income (loss) before finance income (expenses) and share of profit (loss) of joint ventures and associates		(511,816)		(78,299)		(724,398)
Share of profit of associates		0
Operating income before finance income (expenses) and income and social contribution taxes		(511,816)		(78,299)		(724,398)
Financial result, net		(45,265)		(38,938)		(32,451)
Profit (loss) before income and social contribution taxes		(557,081)		(117,237)		(756,849)
Income and social contribution taxes		155,416
Profit (loss) for the year		(401,665)		0		637,948
Depreciation and amortization for the year		154,850	[4]	153,899	[3]	(154,324)
Net cash provided by (used in) operating activities		(33,273)
Net cash used in investing activities		(35,072)
Net cash provided by (used in) financing activities		35,286
Effect of exchange rate changes on cash and cash equivalents in foreign currency		0
(Decrease) increase in cash and cash equivalents		(33,059)
Total Discontinued operations | Eliminations
Assets and liabilities from subsidiaries held for sale and discontinued operations
Net revenue from sales and services		(23,908)	[5]	(16,069)		(21,560)
Cost of products and services sold		23,908	[5]	16,069		21,560
Gross profit		0	[5]	0		0
Operating income (expenses)
Selling marketing and administrative	[5]	0
Impairment	[5]	0
Other operating income, net	[5]	0
Operating income (loss) before finance income (expenses) and share of profit (loss) of joint ventures and associates		0	[5]	0		0
Share of profit of associates	[5]	0
Operating income before finance income (expenses) and income and social contribution taxes		0	[5]	0		36
Financial result, net		329,736	[5]	318,430		(184,484)
Profit (loss) before income and social contribution taxes		329,736	[5]	318,430		184,520
Income and social contribution taxes	[5]	(112,110)
Profit (loss) for the year		217,626	[5]	0		(121,795)
Depreciation and amortization for the year		0	[4],[5]	R$ 0	[3]	R$ 0
Net cash provided by (used in) operating activities		(788)
Net cash used in investing activities		(1,298)
Net cash provided by (used in) financing activities		466,677
Effect of exchange rate changes on cash and cash equivalents in foreign currency		0
(Decrease) increase in cash and cash equivalents		R$ 464,591

[1]	For further information see Note 3.c.3.
[2]	For further details, see Note 3.c.3.
[3]	Balances included for complete breakdown of segment information.
[4]	Balances included for complete breakdown of segment information.
[5]	Elimination between continuing and discontinued operations related to the intercompany loan (PPE) between Ultrapar International and Oxiteno.